Basis of Presentation - Activities of the Subsidiary (Details) - Parent Company	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Genmab B.V.
Disclosure of subsidiaries [line items]
Ownership and votes (Percentage)	100.00%	100.00%
Genmab Holding B.V.
Disclosure of subsidiaries [line items]
Ownership and votes (Percentage)	100.00%	100.00%
Genmab Holding II B.V.
Disclosure of subsidiaries [line items]
Ownership and votes (Percentage)	100.00%
Genmab US, Inc.
Disclosure of subsidiaries [line items]
Ownership and votes (Percentage)	100.00%	100.00%
Genmab K.K.
Disclosure of subsidiaries [line items]
Ownership and votes (Percentage)	100.00%	100.00%
Genmab Germany GmbH
Disclosure of subsidiaries [line items]
Ownership and votes (Percentage)	100.00%
Genmab UK Ltd
Disclosure of subsidiaries [line items]
Ownership and votes (Percentage)	100.00%
Genmab France SAS
Disclosure of subsidiaries [line items]
Ownership and votes (Percentage)	100.00%
Genmab Finance LLC.
Disclosure of subsidiaries [line items]
Ownership and votes (Percentage)	100.00%
ProfoundBio Inc.
Disclosure of subsidiaries [line items]
Ownership and votes (Percentage)	100.00%	100.00%
ProfoundBio US Co.
Disclosure of subsidiaries [line items]
Ownership and votes (Percentage)	100.00%	100.00%
ProfoundBio Limited
Disclosure of subsidiaries [line items]
Ownership and votes (Percentage)	100.00%	100.00%
Genmab (Suzhou) Co., Ltd.
Disclosure of subsidiaries [line items]
Ownership and votes (Percentage)	100.00%	100.00%
Genmab (Beijing) Co., Ltd.
Disclosure of subsidiaries [line items]
Ownership and votes (Percentage)	100.00%	100.00%
Merus B.V.
Disclosure of subsidiaries [line items]
Ownership and votes (Percentage)	100.00%
Merus US Inc.
Disclosure of subsidiaries [line items]
Ownership and votes (Percentage)	100.00%